Share capital (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	$ 1,006,805	$ 1,532,053
Stock options granted in 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	1,006,805	1,496,453
Stock options granted in 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized		$ 35,600